Restructuring Expenses - Additional Information (Details) $ in Thousands			12 Months Ended
	Aug. 18, 2014 USD ($)	May 22, 2014 USD ($)	Dec. 31, 2017 USD ($) Lease	Dec. 31, 2016 USD ($)
Property Subject to Operating Lease [Member]
Restructuring Cost And Reserve [Line Items]
Number of sub leases | Lease			2
Restructuring reserve balance			$ 604	$ 820
Sub-lease 1 [Member] | Facility Closing [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve charges		$ 900
Sub Lease 2 [Member] | Facility Closing [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve charges	$ 700
Other non-current liabilities [Member] | Property Subject to Operating Lease [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance			400
Accrued Expenses [Member] | Property Subject to Operating Lease [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance			$ 200